LONG-TERM INVESTMENTS - Summary of long-term investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Shares of (loss) income from equity method investments	¥ 63	$ 10	¥ 1,348	¥ 869
Maximum
Equity method investments holding percentage	50.00%	50.00%	40.00%
Third Party Investments [Member]
Shares of (loss) income from equity method investments	¥ 63		¥ 1,348	¥ 869